Other non-financial assets - Summary of Other Non-financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Prepayments	₨ 1,117	$ 13	₨ 1,018
Capital advance	5,098	61	10,990
Advances recoverable	67	1	446
Balances with government authorities	35	0	27
Total	6,317	76	12,481
Current
Prepayments	1,589	19	1,311
Advances recoverable	1,651	20	1,471
Balances with government authorities	1,619	19	859
Others	4	0	34
Total	₨ 4,863	$ 58	₨ 3,675